ORDINARY SHARES (Details) $ / shares in Units, ¥ in Thousands			12 Months Ended
	May 30, 2025 USD ($) shares	May 30, 2025 CNY (¥) shares	Dec. 31, 2025 director Vote $ / shares shares	Dec. 31, 2023 shares	Dec. 31, 2024 $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares
ORDINARY SHARES
Increased value of authorized ordinary share capital | $						$ 175,000
Ordinary shares, shares authorized (in shares)			3,500,000,000		3,500,000,000	3,500,000,000
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.00005		$ 0.00005	$ 0.00005
Other issuance costs	$ 1,114,000	¥ 8,004
Public offering
ORDINARY SHARES
Commissions expense incurred on public offering	$ 4,029,000	¥ 28,948
William Wei Huang
ORDINARY SHARES
Percent of issued share capital of the Company ceased on conversion basis			2.75%
ADS | Convertible Bonds due 2032
ORDINARY SHARES
Outstanding number of Loaned ADSs			6,000,000
ADS | Public offering
ORDINARY SHARES
Issuance of ordinary shares (in shares)	5,980,000	5,980,000
Proceeds from public offering | $	$ 141,367,000
Class A ordinary shares
ORDINARY SHARES
Ordinary shares, shares authorized (in shares)						3,300,000,000
Common stock, outstanding shares (in shares)			1,607,430,567		1,511,590,567
Number of votes per share at general meetings | Vote			1
Number of shares converted				24,000,000
Class A ordinary shares | Convertible Bonds due 2032
ORDINARY SHARES
Outstanding number of Loaned ADSs			48,000,000
Class A ordinary shares | Public offering
ORDINARY SHARES
Issuance of ordinary shares (in shares)	47,840,000	47,840,000
Class A ordinary shares | Over-Allotment Option
ORDINARY SHARES
Proceeds from public offering | ¥		¥ 1,015,693
Class B ordinary shares
ORDINARY SHARES
Ordinary shares, shares authorized (in shares)						200,000,000
Common stock, outstanding shares (in shares)			43,590,336		43,590,336
Number of votes per share at general meetings | Vote			20
Number of directors for simple majority | director			6
Number of shares converted				24,000,000